Taxation	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxation
Note 9 - Taxation
Borr Drilling Limited is a Bermuda company that operates through various subsidiaries, affiliates and branches in numerous countries throughout the world. We are subject to tax laws, policies, treaties and regulations, as well as the interpretation or enforcement thereof, in jurisdictions in which we or any of our subsidiaries, affiliates and branches operate, were incorporated, or otherwise considered to have a tax presence. Our income tax expense is based upon our interpretation of the tax laws in effect in various countries at the time that the expense was incurred.
With effect from January 1, 2026, the Bermuda Corporate Income Tax Act applies to Bermuda entities that are part of the Borr Drilling group. The Bermuda Corporate Income Tax Act applies a 15% tax rate to net taxable income of Bermuda entities. With effect from January 1, 2026, the Borr Drilling group is also subject to the 15% global minimum tax introduced by the Global Anti-Base Erosion Model Rules (Pillar Two) initiative of the Organization for Economic Co-operation and Development (“OECD”).
Total (loss) / income before income taxes consists of the following, by jurisdiction:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Bermuda	(172.3)	105.2	(167.6)	67.0
Foreign	(58.2)	(65.3)	(80.8)	(31.4)
Total	(230.5)	39.9	(248.4)	35.6
Income tax (expense) / benefit consists of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Current tax expense	(12.1)	(10.3)	(23.0)	(23.4)
Change in deferred tax	1.2	5.5	1.0	6.0
Total	(10.9)	(4.8)	(22.0)	(17.4)
Changes in our effective tax rate from period to period are primarily attributable to changes in the profitability or loss mix of our operations in various jurisdictions. As our operations continually change among numerous jurisdictions and methods of taxation in these jurisdictions vary greatly, there is minimal direct correlation between the income tax (expense) benefit and income (loss) before taxes. We used a discrete effective tax rate method to calculate income taxes.
The deferred tax assets, net of valuation allowance, related to our net operating losses and timing differences related to property, plant and equipment were primarily generated in the United Kingdom, Mexico and Mauritius and do not expire. We recognize a valuation allowance for deferred tax assets when it is more-likely-than-not that the benefit from the deferred tax asset will not be realized. The amount of deferred tax assets considered realizable could increase or decrease in the near-term if estimates of future taxable income change.